Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ 78,630	$ 82,140	$ 58,101
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	35,419	63,272	87,080
Loan put provision	3,299	0	0
Amortization of loan fees and costs, net	2,119	2,871	4,179
Provision for depreciation	6,954	7,583	7,126
Other than temporary impairment on investment securities	54	0	23
Amortization of intangible assets	2,172	3,534	3,422
(Accretion)/amortization of investment securities	(239)	490	(2,413)
Deferred income tax (benefit)	12,717	28,466	(9,603)
Realized net investment security gains	0	(28,829)	(11,864)
Compensation expense for issuance of treasury shares to directors	407	388	449
Loan originations to be sold in secondary market	(442,890)	(269,922)	(443,369)
Proceeds from sale of loans in secondary market	422,875	263,170	443,360
Gain on sale of loans in secondary market	5,807	3,557	1,220
OREO devaluations	6,872	8,219	13,206
Bank owned life insurance income	(4,754)	(5,089)	(4,978)
Changes in assets and liabilities:
(Increase) in other assets	(15,231)	(18,722)	(18,774)
Increase (decrease) in other liabilities	(9,010)	(10,826)	180
Cash included in assets held for sale	0	(6,766)	0
Net cash provided by operating activities	105,201	123,536	127,345
Investing activities:
Proceeds from sales of available-for-sale securities	0	584,573	460,192
Proceeds from sales of held-to-maturity securities	0	25,410	0
Proceeds from calls and maturities of securities:
Held-to-maturity	681,513	454,937	146,986
Available-for-sale	666,431	557,552	2,238,059
Purchase of securities:
Held-to-maturity	(262,679)	(625,925)	(313,642)
Available-for-sale	(964,704)	(641,751)	(2,719,265)
Net decrease in other investments	1,697	1,095	220
Net loan originations, portfolio loans	163,106	71,862	153,677
Sales of assets/liabilities related to Vision Bank	(144,436)	0	0
Purchases of bank owned life insurance, net	(2,500)	(3,000)	(4,562)
Purchases of premises and equipment, net	(6,964)	(6,618)	(7,602)
Net cash (used in) provided by investing activities	(194,748)	274,411	(353,291)
Financing activities
Net increase (decrease) in deposits	250,918	(97,708)	(92,632)
Net increase (decrease) in short-term borrowings	80,574	(400,075)	339,450
Issuance of treasury shares, net	0	0	33,541
Proceeds from issuance of subordinated notes	30,000	0	0
Proceeds from long-term debt	300,000	203,000	0
Repayment of sub-debt	(25,000)	0	0
Repayment of long-term debt	(340,129)	(16,551)	(17,648)
Cash payment for repurchase of common share warrant from U.S. Treasury	(2,843)	0	0
Repurchase of preferred shares from U.S. Treasury	(100,000)	0	0
Cash dividends paid	(60,154)	(62,907)	(62,076)
Net cash provided by (used in) financing activities	133,366	(374,241)	200,635
Increase (decrease) in cash and cash equivalents	43,819	23,706	(25,311)
Cash and cash equivalents at beginning of year	157,486	133,780	159,091
Cash and cash equivalents at end of year	$ 201,305	$ 157,486	$ 133,780